Nuveen Preferred & Income Securities Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 160.6%   (98.0% of Total Investments)
X
1,240,530,075 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 80.4% (49.1% of Total Investments)
X 1,240,530,075
Banks - 36.4%
$ 12,300 Bank of America Corp 6.100% N/A (3) BBB+ $ 11,869,500
60,000 Bank of America Corp (4) 6.125% N/A (3) BBB+ 56,700,000
2,861 Bank of America Corp (4) 8.050% 6/15/27 Baa2 3,074,213
19,300 Bank of America Corp 6.500% N/A (3) BBB+ 19,155,250
6,800 Bank of America Corp 4.375% N/A (3) BBB+ 5,457,000
3,000 Bank of Nova Scotia/The 4.900% N/A (3) BBB- 2,779,266
14,000 Bank of Nova Scotia/The 8.625% 10/27/82 BBB- 14,074,866
20,700 Citigroup Inc 3.875% N/A (3) BBB- 16,994,700
19,799 Citigroup Inc (4) 4.000% N/A (3) BBB- 16,700,456
8,500 Citigroup Inc (4) 4.150% N/A (3) BBB- 6,639,314
3,400 Citizens Financial Group Inc (4) 6.375% N/A (3) BB+ 3,099,962
3,976 Citizens Financial Group Inc (4) 5.650% N/A (3) BB+ 3,783,160
7,500 Citizens Financial Group Inc 4.000% N/A (3) BB+ 5,932,623
14,000 CoBank ACB (4) 6.250% N/A (3) BBB+ 13,370,000
5,000 CoBank ACB 6.450% N/A (3) BBB+ 4,850,035
12,130 Comerica Inc (4) 5.625% N/A (3) Baa2 11,781,869
6,100 Corestates Capital III (3-Month LIBOR reference rate +
0.570% spread), 144A (4),(5)
3.475% 2/15/27 A1 5,680,825
2,500 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 1,921,742
30,000 HSBC Capital Funding Dollar 1 LP, 144A (4),(6) 10.176% N/A (3) BBB 36,780,656
24,000 Huntington Bancshares Inc/OH (4) 4.450% N/A (3) Baa3 21,090,219
11,000 Huntington Bancshares Inc/OH (4) 5.625% N/A (3) Baa3 9,997,310
2,000 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 1,654,900
7,000 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 6,853,490
55,800 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 55,800,000
8,000 KeyCorp Capital III (4) 7.750% 7/15/29 Baa2 8,574,502
6,200 PNC Financial Services Group Inc/The (4) 3.400% N/A (3) Baa2 4,626,750
4,100 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (3) Baa2 4,089,664
11,325 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 10,727,040
3,000 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,782,500
2,000 Regions Financial Corp 5.750% N/A (3) Baa3 1,940,000
24,100 Standard Chartered PLC, 144A (6) 7.014% N/A (3) BBB- 22,866,691
16,200 SVB Financial Group (4) 4.250% N/A (3) Baa2 10,832,587
1,000 SVB Financial Group 4.100% N/A (3) Baa2 614,735
20,000 Toronto-Dominion Bank/The 8.125% 10/31/82 Baa1 20,225,000
36,386 Truist Financial Corp (6) 4.800% N/A (3) Baa2 32,665,532
46,700 Truist Financial Corp (6) 4.950% N/A (3) Baa2 44,715,250
25,580 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 28,009,449
38,150 Wells Fargo & Co (4),(6) 3.900% N/A (3) Baa2 32,389,350
594,407 Total Banks 561,100,406
Capital Markets - 11.1%
10,000 Bank of New York Mellon Corp/The 3.700% N/A (3) Baa1 8,744,134
29,068 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 27,832,610
35,600 Bank of New York Mellon Corp/The (6) 3.750% N/A (3) Baa1 27,418,408
15,500 Charles Schwab Corp/The 4.000% N/A (3) BBB 12,743,325
18,700 Charles Schwab Corp/The (3-Month LIBOR reference rate
+ 4.820% spread) (5)
7.602% N/A (3) BBB 18,700,000
39,505 Charles Schwab Corp/The 5.375% N/A (3) BBB 38,566,756
7,500 Depository Trust & Clearing Corp/The, 144A 3.375% N/A (3) A 5,708,626
18,000 Goldman Sachs Group Inc/The (6) 3.650% N/A (3) BBB- 13,678,622

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 12,000 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- $ 11,393,520
7,600 Goldman Sachs Group Inc/The 4.950% N/A (3) BBB- 6,852,008
193,473 Total Capital Markets 171,638,009
Commercial Banks - 0.7%
8,000 HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (3) BBB 9,808,175
Consumer Finance - 2.3%
7,400 Ally Financial Inc 4.700% N/A (3) Ba2 4,976,500
8,500 Ally Financial Inc 4.700% N/A (3) Ba2 6,162,500
14,500 American Express Co 3.550% N/A (3) Baa2 11,183,125
5,000 Capital One Financial Corp (4) 3.950% N/A (3) Baa3 3,740,201
10,000 Discover Financial Services (4) 6.125% N/A (3) Ba2 9,606,997
45,400 Total Consumer Finance 35,669,323
Diversified Financial Services - 2.0%
7,500 Citigroup Inc 5.950% N/A (3) BBB- 7,453,125
12,800 Scentre Group Trust 2, 144A (4) 4.750% 9/24/80 BBB+ 10,822,656
12,700 Voya Financial Inc 6.125% N/A (3) BBB- 12,382,500
33,000 Total Diversified Financial Services 30,658,281
Electric Utilities - 2.0%
8,500 American Electric Power Co Inc (4) 3.875% 2/15/62 BBB 6,526,743
24,075 Duke Energy Corp (6) 4.875% N/A (3) BBB- 21,547,125
91 Emera Inc 6.750% 6/15/76 BB+ 84,823
3,000 Southern Co/The 6.923% 3/15/57 BBB- 2,977,500
35,666 Total Electric Utilities 31,136,191
Food Products - 0.4%
6,705 Dairy Farmers of America Inc, 144A (4) 7.125% N/A (3) BB+ 6,235,655
Insurance - 15.8%
3,598 ACE Capital Trust II 9.700% 4/01/30 BBB+ 4,491,390
8,400 Allianz SE , Reg S 3.500% N/A (3) A 6,632,619
10,500 Allianz SE, 144A (4) 3.500% N/A (3) A 8,289,745
4,400 Allstate Corp/The 5.750% 8/15/53 Baa1 4,038,320
13,300 American International Group Inc (4) 5.750% 4/01/48 BBB- 11,886,609
2,299 Aon Corp (4) 8.205% 1/01/27 BBB 2,390,960
2,100 Argentum Netherlands BV for Swiss Re Ltd , Reg S 5.625% 8/15/52 BBB+ 1,839,600
6,210 Argentum Netherlands BV for Swiss Re Ltd , Reg S(4) 5.750% 8/15/50 BBB+ 5,674,387
1,550 Cloverie PLC for Zurich Insurance Co Ltd , Reg S 5.625% 6/24/46 A+ 1,439,745
3,989 Corebridge Financial Inc, 144A 6.875% 12/15/52 BBB- 3,595,333
7,900 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 6,952,000
29,600 MetLife Capital Trust IV, 144A (4) 7.875% 12/15/37 BBB 31,000,102
36,531 MetLife Inc, 144A (4) 9.250% 4/08/38 BBB 41,936,755
11,300 MetLife Inc 3.850% N/A (3) BBB 9,929,749
3,000 MetLife Inc 10.750% 8/01/39 BBB 3,876,030
41,904 Nationwide Financial Services Inc (4) 6.750% 5/15/37 Baa2 39,599,280
20,600 Nippon Life Insurance Co, 144A (4) 2.750% 1/21/51 A- 15,268,391
6,500 Prudential Financial Inc 3.700% 10/01/50 BBB+ 5,052,515
3,670 Prudential Financial Inc (4) 5.625% 6/15/43 BBB+ 3,628,712
14,900 Sumitomo Life Insurance Co, 144A (4) 3.375% 4/15/81 A- 11,504,081
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd , Reg
S
4.250% 10/01/45 A+ 7,547,946
23,794 Zurich Finance Ireland Designated Activity Co , Reg S 3.000% 4/19/51 A+ 16,804,513
264,745 Total Insurance 243,378,782

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Machinery - 0.3%
$ 5,700 Stanley Black & Decker Inc (4) 4.000% 3/15/60 BBB+ $ 4,723,590
Multi-Utilities - 3.5%
500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 402,613
38,020 Dominion Energy Inc (6) 4.650% N/A (3) BBB- 32,906,967
2,000 Dominion Energy Inc 4.350% N/A (3) BBB- 1,654,580
20,900 NiSource Inc 5.650% N/A (3) BBB- 19,228,000
61,420 Total Multi-Utilities 54,192,160
Oil, Gas & Consumable Fuels - 3.4%
5,900 BP Capital Markets PLC 4.375% N/A (3) Baa1 5,538,625
5,800 Enbridge Inc 7.625% 1/15/83 BBB- 5,577,095
16,000 Enbridge Inc (4) 5.750% 7/15/80 BBB- 14,137,760
10,934 Enterprise Products Operating LLC (4) 5.250% 8/16/77 Baa2 8,546,454
3,400 Enterprise Products Operating LLC 5.375% 2/15/78 Baa2 2,463,128
14,885 Transcanada Trust (4) 5.500% 9/15/79 BBB 12,466,187
4,560 Transcanada Trust (4) 5.600% 3/07/82 BBB 3,904,500
61,479 Total Oil, Gas & Consumable Fuels 52,633,749
Road & Rail - 1.5%
25,485 BNSF Funding Trust I (6) 6.613% 12/15/55 A 23,665,554
Wireless Telecommunication Services - 1.0%
16,516 Vodafone Group PLC 7.000% 4/04/79 BB+ 15,690,200
$ 1,351,996 Total $1,000 Par (or similar) Institutional Preferred (cost $1,391,930,681) 1,240,530,075
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 855,119,183 CONTINGENT CAPITAL SECURITIES - 55.4% (33.8% of Total Investments)
X 855,119,183
Banks - 44.2%
$ 2,800 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 2,681,581
11,800 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 9,061,403
17,800 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 15,900,030
28,200 Banco Santander SA , Reg S(4) 7.500% N/A (3) Ba1 26,709,292
6,200 Banco Santander SA 4.750% N/A (3) Ba1 4,363,736
1,708 Barclays Bank PLC (4) 7.625% 11/21/22 BBB+ 1,705,575
26,000 Barclays PLC (6) 8.000% N/A (3) BBB- 24,464,645
63,300 Barclays PLC (6) 7.750% N/A (3) BBB- 59,581,125
39,000 BNP Paribas SA, 144A 4.625% N/A (3) BBB 29,854,361
2,500 BNP Paribas SA, 144A 7.750% N/A (3) BBB 2,357,088
10,000 BNP Paribas SA , Reg S 7.375% N/A (3) BBB 9,690,697
5,500 BNP Paribas SA, 144A 7.000% N/A (3) BBB 4,912,491
38,585 BNP Paribas SA, 144A (4),(6) 7.375% N/A (3) BBB 37,391,554
2,000 Credit Agricole SA, 144A 4.750% N/A (3) BBB 1,436,159
4,466 Credit Agricole SA , Reg S 8.125% N/A (3) BBB 4,443,670
19,653 Credit Agricole SA, 144A 7.875% N/A (3) BBB 19,522,858
31,550 Credit Agricole SA, 144A (6) 8.125% N/A (3) BBB 31,392,250
10,500 Danske Bank A/S , Reg S 7.000% N/A (3) BBB- 9,687,678
5,000 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 3,987,500
11,588 Danske Bank A/S , Reg S(4) 6.125% N/A (3) BBB- 10,746,572
33,192 DNB Bank ASA , Reg S 4.875% N/A (3) BBB 31,076,010
1,600 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 1,296,320
8,504 HSBC Holdings PLC (4) 6.250% N/A (3) BBB 8,004,815
10,000 ING Groep NV 5.750% N/A (3) BBB 8,542,690
26,700 ING Groep NV 6.500% N/A (3) BBB 24,299,697
9,600 Intesa Sanpaolo SpA, 144A 7.700% N/A (3) BB- 8,310,558

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPS
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 3,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 $ 2,782,500
4,500 Lloyds Banking Group PLC 6.750% N/A (3) Baa3 4,098,037
48,428 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 46,174,828
5,075 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 4,316,901
17,000 NatWest Group PLC 6.000% N/A (3) Baa3 15,128,300
14,250 NatWest Group PLC 8.000% N/A (3) BBB- 13,431,337
18,988 Nordea Bank Abp , Reg S 6.125% N/A (3) BBB+ 18,110,508
26,400 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 24,868,128
35,090 Nordea Bank Abp, 144A 6.125% N/A (3) BBB 33,468,387
10,000 Skandinaviska Enskilda Banken AB , Reg S 5.125% N/A (3) BBB+ 9,187,500
4,550 Societe Generale SA, 144A 5.375% N/A (3) BB+ 3,295,800
1,700 Societe Generale SA, 144A 4.750% N/A (3) BB+ 1,306,450
9,000 Societe Generale SA , Reg S 7.875% N/A (3) BB+ 8,762,504
73,300 Societe Generale SA, 144A 8.000% N/A (3) BB 72,183,761
13,000 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 12,846,245
7,200 Svenska Handelsbanken AB , Reg S 4.375% N/A (3) A- 6,183,000
15,000 UniCredit SpA , Reg S 8.000% N/A (3) BB- 14,006,250
734,227 Total Banks 681,570,791
Capital Markets - 11.2%
10,000 Credit Suisse Group AG, 144A (6) 9.750% N/A (3) BB- 9,501,272
58,000 Credit Suisse Group AG, 144A (4) 7.500% N/A (3) BB- 52,488,956
17,400 Credit Suisse Group AG , Reg S 7.500% N/A (3) BB- 15,747,000
10,800 UBS Group AG , Reg S 5.125% N/A (3) BBB 9,363,600
35,300 UBS Group AG , Reg S(4) 6.875% N/A (3) BBB 33,461,152
10,000 UBS Group AG , Reg S(4) 3.875% N/A (3) BBB 7,622,000
7,400 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 7,157,377
24,000 UBS Group AG, 144A 4.875% N/A (3) BBB 19,152,035
25,000 UBS Group AG, 144A (4) 3.875% N/A (3) BBB 19,055,000
197,900 Total Capital Markets 173,548,392
$ 932,127 Total Contingent Capital Securities (cost $954,717,288) 855,119,183
Shares Description (1) Coupon Ratings (2) Value
X 265,339,973 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 17.2% (10.5% of Total Investments)
X 265,339,973
Banks - 7.7%
233,680 Associated Banc-Corp 5.625% Baa3 $ 5,390,998
301,095 Bank of America Corp 5.375% BBB+ 6,443,433
25,000 Bank of Hawaii Corp 4.375% Baa2 425,000
346,088 Citigroup Inc 6.875% BBB- 8,735,261
53,000 CoBank ACB 6.200% BBB+ 5,300,000
177,750 Farm Credit Bank of Texas, 144A(4) 6.750% Baa1 17,552,812
50,000 Fifth Third Bancorp 4.950% Baa3 959,500
84,196 Fifth Third Bancorp 6.625% Baa3 2,123,423
40,000 First Republic Bank/CA 4.000% BBB- 600,400
150,000 Fulton Financial Corp 5.125% Baa3 3,012,000
11,474 JPMorgan Chase & Co 5.750% BBB+ 265,853
185,937 KeyCorp 6.200% Baa3 4,533,144
691,887 KeyCorp 6.125% Baa3 16,148,643
1,381,762 PNC Financial Services Group Inc/The(4) 8.507% Baa2 35,165,843
189,200 Regions Financial Corp(4) 5.700% Baa3 3,939,144
32,210 Synovus Financial Corp 5.875% BB- 711,841
212,731 Wells Fargo & Co 5.850% Baa2 4,839,630
152,000 Western Alliance Bancorp 4.250% Ba1 3,040,000
Total Banks 119,186,925

Shares   Description (1) Coupon Ratings (2) Value
Capital Markets - 2.0%
106,597 Affiliated Managers Group Inc 4.200% Baa1 $ 1,581,899
138,481 Affiliated Managers Group Inc 5.875% Baa1 2,862,402
167,206 Affiliated Managers Group Inc 4.750% Baa1 2,857,550
356,501 Goldman Sachs Group Inc/The 5.500% BB+ 8,773,490
604,790 Morgan Stanley 5.850% BBB- 13,855,739
7,033 Northern Trust Corp 4.700% BBB+ 140,801
64,392 State Street Corp 5.900% Baa1 1,569,233
1,179 Stifel Financial Corp 4.500% BB 19,088
Total Capital Markets 31,660,202
Consumer Finance - 0.2%
131,816 Capital One Financial Corp(4) 4.800% Baa3 2,293,598
50,338 Capital One Financial Corp(4) 5.000% Baa3 932,763
Total Consumer Finance 3,226,361
Diversified Financial Services - 1.1%
105,300 AgriBank FCB 6.875% BBB+ 10,451,025
104,321 Equitable Holdings Inc 4.300% BBB- 1,703,562
248,158 Equitable Holdings Inc(4) 5.250% BBB- 4,620,702
39,705 Voya Financial Inc(4) 5.350% BBB- 841,349
Total Diversified Financial Services 17,616,638
Diversified Telecommunication Services - 0.7%
578,314 AT&T Inc(4) 4.750% BBB- 10,016,399
20,680 AT&T Inc(4) 5.000% BBB- 388,577
Total Diversified Telecommunication Services 10,404,976
Electric Utilities - 1.2%
6,249 CMS Energy Corp 5.875% BBB- 136,041
84,261 DTE Energy Co 4.375% BBB- 1,456,030
152,276 Duke Energy Corp(4) 5.750% BBB- 3,598,282
53,220 Entergy Arkansas LLC 4.875% A 1,111,233
1,047 Entergy Louisiana LLC 4.875% A 22,615
16,000 Entergy Texas Inc(4) 5.375% BBB- 375,360
197,288 NextEra Energy Capital Holdings Inc 5.650% BBB 4,752,668
188,947 Southern Co/The 4.950% BBB- 3,612,667
86,891 Southern Co/The 5.250% BBB- 1,856,861
53,372 Southern Co/The 4.200% BBB- 952,690
Total Electric Utilities 17,874,447
Equity Real Estate Investment Trusts (Reits) - 1.6%
131,698 Hudson Pacific Properties Inc 4.750% Ba1 1,673,882
80,301 Prologis Inc 8.540% BBB+ 4,376,405
107,996 Public Storage 4.125% A3 1,806,773
121,579 Public Storage(4) 4.750% A3 2,390,243
127,960 Public Storage 4.000% A3 2,058,876
180,837 Public Storage 4.625% A3 3,363,568
185,296 Public Storage 5.600% A3 4,230,308
300,000 Public Storage 4.000% A3 4,884,000
3,863 Public Storage 4.100% A3 63,546
3,424 Public Storage 3.900% A3 54,065
677 Public Storage 5.150% A3 14,237
6,418 Public Storage 4.700% A3 121,108
15,000 Vornado Realty Trust 4.450% Ba1 205,800
Total Equity Real Estate Investment Trusts (Reits) 25,242,811
Food Products - 0.2%
32,500 Dairy Farmers of America Inc, 144A 7.875% BB+ 3,103,750

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPS
Shares   Description (1) Coupon Ratings (2) Value
Insurance - 1.5%
537,423 Allstate Corp/The 5.100% Baa1 $ 12,994,888
63,400 American Financial Group Inc/OH 5.625% Baa2 1,304,772
93,469 American Financial Group Inc/OH 5.875% Baa2 2,036,690
1,111 American Financial Group Inc/OH 5.125% Baa2 22,064
19,825 American International Group Inc 5.850% BBB- 436,150
25,737 Arch Capital Group Ltd 5.450% BBB 521,432
1,208 Assurant Inc 5.250% Baa3 22,747
985 Globe Life Inc 4.250% BBB+ 17,119
3,839 Hartford Financial Services Group Inc/The 6.000% BBB- 94,209
28,129 MetLife Inc 4.750% BBB 553,016
82,319 Prudential Financial Inc 5.950% BBB+ 1,973,186
2,847 Prudential Financial Inc 4.125% BBB+ 52,869
33,165 Reinsurance Group of America Inc 7.125% BBB+ 840,069
3,061 RenaissanceRe Holdings Ltd 5.750% BBB+ 66,577
40,000 RenaissanceRe Holdings Ltd 4.200% BBB 666,800
5,646 W R Berkley Corp 5.700% Baa2 121,954
3,200 W R Berkley Corp 5.100% BBB 64,032
41,233 W R Berkley Corp 4.250% BBB 684,880
Total Insurance 22,473,454
Multi-Utilities - 0.8%
179,646 Algonquin Power & Utilities Corp 6.200% BB+ 4,072,575
5,231 CMS Energy Corp 5.875% BBB- 113,983
11,000 CMS Energy Corp 4.200% BBB- 180,950
100,548 DTE Energy Co 4.375% BBB- 1,727,415
280,000 DTE Energy Co 5.250% BBB- 6,014,400
1,028 NiSource Inc 6.500% BBB- 25,402
Total Multi-Utilities 12,134,725
Oil, Gas & Consumable Fuels - 0.2%
101,713 Enbridge Inc 6.375% BBB- 2,415,684
Total $25 Par (or similar) Retail Preferred (cost $299,844,360) 265,339,973
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 73,474,408 CORPORATE BONDS - 4.8% (2.9% of Total Investments)
X 73,474,408
Banks - 0.7%
$ 7,000 Citizens Financial Group Inc 6.000% 1/06/71 BB+ $ 6,422,438
3,600 JPMorgan Chase & Co (4) 8.750% 9/01/30 Baa1 4,080,476
10,600 Total Banks 10,502,914
Equity Real Estate Investment Trusts (Reits) - 0.8%
16,100 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 12,303,617
Insurance - 3.3%
30,860 Liberty Mutual Group Inc, 144A (4) 7.800% 3/15/37 Baa3 33,970,842
6,150 Liberty Mutual Insurance Co, 144A (4) 7.697% 10/15/97 BBB+ 6,447,746
2,600 Lincoln National Corp (3-Month LIBOR reference rate +
2.040% spread) (4),(5)
6.283% 4/20/67 BBB 1,966,250
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Reg S
5.875% 5/23/42 A 1,904,792
1,000 Nippon Life Insurance Co, 144A 2.900% 9/16/51 A- 738,247
8,000 Zurich Finance Ireland Designated Activity Co , Reg S 3.500% 5/02/52 A+ 5,640,000
50,610 Total Insurance 50,667,877
$ 77,310 Total Corporate Bonds (cost $78,645,115) 73,474,408

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Coupon Ratings (2) Value
X 25,990,918 CONVERTIBLE PREFERRED SECURITIES - 1.7% (1.0% of Total Investments)
X 25,990,918
Banks - 1.7%
6,286 Bank of America Corp 7.250% BBB+ $ 7,294,651
16,041 Wells Fargo & Co 7.500% Baa2 18,696,267
Total Banks 25,990,918
Total Convertible Preferred Securities (cost $31,178,111) 25,990,918
Shares Description (1) Value
16,974,336 INVESTMENT COMPANIES - 1.1% (0.7% of Total Investments)
X 16,974,336
723,135 BlackRock Credit Allocation Income Trust $ 7,122,880
646,421 John Hancock Preferred Income Fund III 9,851,456
Total Investment Companies (cost $27,993,530) 16,974,336
Total Long-Term Investments (cost $2,784,309,085) 2,477,428,893
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2% (2.0% of Total Investments)
49,497,955 REPURCHASE AGREEMENTS - 3.2% (2.0% of Total Investments)
X 49,497,955
$ 49,498 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$49,499,097 collateralized by $50,458,400,
U.S. Treasury Bond, 4.250%, due 5/15/39, value
$50,487,969
0.830% 11/01/22 $ 49,497,955
Total Short-Term Investments (cost $49,497,955) 49,497,955
Total Investments (cost $ 2,833,807,040 ) - 163 .8% 2,526,926,848
Borrowings - (29.8)% (8),(9) (459,300,000)
Reverse Repurchase Agreements, including accrued interest - (17.9)%(10) (275,851,267)
Taxable Fund Preferred Shares, net of deferred offering costs - (17.4)%(11) (268,957,486)
Other Assets Less Liabilities -  1.3%(12) 19,799,236
Net Assets Applicable to Common Shares - 100% $ 1,542,617,331
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 521,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 31,305,196 $ 31,305,196
Morgan Stanley
Capital Services, LLC 90,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 5,279,031 5,279,031
Total unrealized appreciation on interest rate swaps $ 36,584,227

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPS
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 1,240,530,075 $ – $ 1,240,530,075
Contingent Capital Securities – 855,119,183 – 855,119,183
$25 Par (or similar) Retail Preferred 224,555,981 40,783,992 – 265,339,973
Corporate Bonds – 73,474,408 – 73,474,408
Convertible Preferred Securities 25,990,918 – – 25,990,918
Investment Companies 16,974,336 – – 16,974,336
Short-Term Investments:
Repurchase Agreements – 49,497,955 – 49,497,955
Investments in Derivatives:
Interest Rate Swaps* – 36,584,227 – 36,584,227
Total
$ 267,521,235 $ 2,295,989,840 $ – $ 2,563,511,075
*
Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $598,802,091 have been pledged as collateral for reverse repurchase agreements.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$388,029,277.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 18.2%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,311,636,628 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(11) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.6%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.